April 11, 2025

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Calamos ETF Trust (the “Trust”) (File Nos. 333-191151 and 811-22887)

Ladies and Gentlemen:

On behalf of the Trust, we are filing today by electronic submission via EDGAR under the Securities Act of 1933, as amended (the “1933 Act”), Post-Effective Amendment No. 56, and under the Investment Company Act of 1940, as amended, Amendment No. 58, to the Trust’s Registration Statement on Form N-1A (the “Amendment”) for the purpose of adding a new series, Calamos [US Equity Autocallable Income] ETF (the “Fund”) to the Trust. This Amendment relates only to the Fund and is being filed pursuant to Rule 485(a) of the 1933 Act.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (630) 245-8394 or via email at cjackson@calamos.com.

Sincerely

CALAMOS ADVISORS LLC

/s/ J. Christoper Jackson

By:	J. Christopher Jackson
Senior Vice President & Of Counsel

cc:	John P. Calamos, Sr.
Erik D. Ojala, Esq.
Susan Schoenberger, Esq.
Paulita Pike, Esq., Ropes & Gray LLP
Rita Rubin, Esq., Ropes & Gray LLP
Lawrence Zmerega, Esq., Ropes & Gray LLP